Share-Based Payment	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
Share-based Payment

11. Share-based Payment

On March 17, 2025, the Company effected a reverse stock split at a ratio of 15-to-1. All the shares and share price in the accompanying consolidated financial statements and notes have been retroactively adjusted to reflect the effect of the reverse stock split.

Share Incentive Plans

The Company has incentive plan for the granting of share-based awards, including restricted share units, to management and employees.

2021 Share Incentive Plan

On April 22, 2022, the Company’s shareholders adopted the 2021 Share Incentive Plan, which provides for the issuance of up to an initial 120,844 Class A ordinary shares (adjusted from 1,812,663) and subject to such adjustments in the plan, the then-applicable Share Reserve number will automatically increase (but not decrease) on January 1st of each year commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to the lesser of (i) three percent (3%) of the total number of ordinary shares of New SAIH outstanding on December 31st of the preceding year and (ii) such fewer number of Class A ordinary shares that the Board or any Committee may determine prior to January 1st of a given year; provided, if the effective date of the New SAIH Incentive Plan is after January 1, 2022, then the initial automatic increase shall occur on January 1, 2023 and the increases shall end on (and including) January 1, 2032.

In December 2022, the Company granted 93,467 restricted share units to employees under the 2021 Share Incentive Plan (adjusted from 1,402,000), which generally vest over a four-year period from the date of grant; however, in certain instances, all or a portion of grant may vest immediately. RSUs granted to management generally vest over a one-year period or, in certain instances, immediately. The Company measures the fair value of RSUs at the grant date and recognizes expense on a straight-line basis over the requisite service period from the date of grant for each separately-vesting under the graded-vesting attribution method.

2023 Share Incentive Plan

On September 6, 2023, the Company’s shareholders adopted the 2023 Share Incentive Plan, which provides for the issuance of up to an initial 91,786 Class A ordinary shares (adjusted from 1,376,792) and subject to such adjustments in the plan, the then-applicable Share Reserve number will automatically increase (but not decrease) on January 1st of each year commencing on January 1, 2024 and ending on (and including) January 1, 2033, in an amount equal to the lesser of (i) six percent (6%) of the total number of ordinary shares of New SAIH outstanding on December 31st of the preceding year and (ii) such fewer number of Class A ordinary shares that the Board or any Committee may determine prior to January 1st of a given year; provided, if the effective date of the New SAIH Incentive Plan is after January 1, 2024, then the initial automatic increase shall occur on January 1, 2025 and the increases shall end on (and including) January 1, 2034.

In February, 2023, the Company granted 26,667 RSUs to an employee for the compensation of service under the 2021 Share Incentive Plan (adjusted from 400,000), which is vested over four-year period from the date of grant.

In June, 2023, the Company granted 45,893 RSUs to six employees as annual bonus under the 2021 Share Incentive Plan (adjusted from 688,396), which was vested immediately.

In December, 2023, the Company granted 13,333 RSUs to one consultant for its service (adjusted from 200,000), which was vested immediately.

In February, 2024, the Company granted 22,734 RSUs to four employees as annual bonus under the 2021 Share Incentive Plan (adjusted from 341,017), which was vested immediately.

In February, 2024, the Company granted 10,000 RSUs to an employee for the compensation of service under the 2021 Share Incentive Plan (adjusted from 150,000), which is vested over four-year period from the date of grant.

In March, 2024, the Company granted 2,333 RSUs to two consultants for its service (adjusted from 35,000), which is vested over one-year period from the date of grant.

In October, 2024, the Company granted 52,718 RSUs to ten employees and one consultant for the compensation of service under the 2023 Share Incentive Plan (adjusted from 790,770), which was vested immediately.

In October, 2024, the Company granted 3,333 RSUs to one consultant for its service (adjusted from 50,000), which is vested over two-year period from the date of grant.

In December, 2024, the Company granted 22,300 RSUs to eighteen employees for the compensation of service (adjusted from 334,500), which is vested over three-year period from the date of grant.

In December, 2024, the Company granted 137,167 RSUs to twenty-four employees and two consultants for the compensation of service under the 2021 and 2023 Share Incentive Plan (adjusted from 2,057,500), which was vested immediately.

In October, 2025, the Company granted 10,614 RSUs to four employees and one consultant for the compensation of service under the 2021 Share Incentive Plan, which was vested immediately.

A summary of the Company’s RSU activity for the years ended December 31, 2025 and 2024, is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested on December 31, 2023	66,791	32.14
Granted	250,584	13.44
Vested	(92,704)	19.05
Forfeited	(3,325)	37.35
Non-vested on December 31, 2024	221,346	16.65
Granted	10,614	8.79
Vested	(168,010)	18.17
Forfeited	(34,511)	14.79
Non-vested on December 31, 2025	29,439	18.18

The aggregate unrecognized share-based compensation expenses as of December 31, 2025 were approximately US$0.54 million, which will be recognized for the year till December 19, 2027.